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                            SELECT DIMENSIONS LIFE II
                              SEPARATE ACCOUNT FIVE

                         HARTFORD LIFE INSURANCE COMPANY

          SUPPLEMENT DATED MAY 7, 2001 TO PROSPECTUS DATED MAY 1, 2001


Effective May 31, 2001, the Policy will no longer be available to new purchasers. Hartford will continue to accept applications received prior to May 31, 2001. Please consult with your registered representative for information regarding other variable life insurance policies available from Hartford.









    THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3036
333-52645